Net (loss) income per Share (Details Narrative) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Potentially dilutive securities	5,692	11,907	5,692	11,907	9,612	33,221
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Potentially dilutive securities	3,325	52,392	3,325	52,392	52,393	52,393
Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Potentially dilutive securities	3,222,446	1,230,130	3,222,446	1,230,130	1,148,269	396,107